Equity - Schedule of Accumulated Other Comprehensive Income Loss (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure of classes of share capital [abstract]
Remeasurements of net defined benefit liabilities	₩ (328,392)		₩ (282,650)
Currency translation differences	96,534		(131,113)
Gains on financial instruments at fair value through other comprehensive income	918,927		717,230
Share of other comprehensive loss of associates and joint ventures	(2,980)		(3,529)
Losses on cash flow hedging instruments	(7,733)		(28,597)
Gains (losses) on hedging instruments of net investments in foreign operations	(35,658)		22,277
Other comprehensive income (loss) arising from separate account	(55,116)		8,698
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	2,208		(11,507)
Gains on overlay adjustment	459,484		339,202
Assets of a disposal group held for sale	7,671	$ 6,471	0
Total	₩ 1,054,945		₩ 630,011	₩ 368,744